CHASE
                                     GROWTH
                                      FUND

                               Semi-Annual Report
                              Dated March 31, 2003

                      Chase Investment Counsel Corporation
                               300 Preston Avenue
                                   Suite 403
                      Charlottesville, Virginia 22902-5091

                             Advisor: 434-293-9104
                      Shareholder Servicing: 888-861-7556

                              CHASE GROWTH FUND

May 7, 2003

Dear Fellow Shareholders:

  As I write this semi-annual review, over 1,200 shareholders have $86 million invested in our Chase Growth Fund (NASDAQ: CHASX). We appreciate the trust all of you have placed in our management and I want to extend a special welcome to the new shareholders since my November 7th letter.

  For the year ended March 31, 2003 our fund had a total return of -15.63% (pretax and after tax) compared with -24.76% for the fully invested Standard & Poor's 500 Composite Stock Price Index (the S&P 500), -26.77% for the Russell 1000(R) Growth Index, and -27.38% for the Lipper Large-Cap Growth Funds Index.

  Although the Chase Growth Fund is an equity fund, during this past year we continued to partially cushion the portfolio against the risks and volatility of the stock market by investing 16.6% on average in interest bearing cash equivalents and U.S. Treasury Bills and Agencies. On March 31, the fund held investments in 38 stocks, which, on average, were A rated by Value Line. They ranged in market capitalization from $171.9 billion (Johnson & Johnson) to $3.2 billion (Lincare Holdings).

  Over the past year the stock market continued to suffer one of its worst declines in history. Most of our equities declined at least moderately. Including new purchases that were held at least part of the year, our ten best performing stocks were Apollo Group +29.1%, Teva Pharmaceutical ADR +20.9%%, Nokia Corp. ADS +16.5%, Countrywide Financial Corp. +14.2%, SLM Corp. +11.8%, Amgen Inc. +11.8%, L-3 Communications Holdings +8.3%, Lexmark International A +8.3%, United Health Group +7.8%, and Coach Inc. +7.5%.

  Although it was a very difficult year, we are pleased that Lipper Analytics ranked the Chase Growth Fund 12th in its Large Cap Growth universe of 646 funds for the one year ended 3/31/03, 4th out of 474 funds for the three years ended 3/31/03 and 4th among their 317 funds universe for the five years ended 3/31/03.

  Our investment process combines fundamental, quantitative, and technical research. We seek good quality companies that are leaders in their industries and enjoy above average, sustainable earnings growth with strong balance sheets to support that growth. The Chase Growth Fund (CHASX) portfolio includes a diversified group of companies that we believe represent relatively outstanding investment opportunities. As shown in the accompanying March 31, 2003 charts, we compare the characteristics of the fund's stocks to the S&P 500. CHASX stocks have enjoyed more consistent and substantially higher five-year average annual earnings per share growth rates of 20% vs. 7% for the S&P. They are significantly more profitable with a Return on Equity of 28% vs. 12%, and have stronger balance sheets with Debt to Total Capital of 22% vs. 40%. Yet on average, they sell at a 5% lower price/earnings multiple than the S&P 500 (20.6X vs. 21.7X) based on estimated 2003 reported earnings. Our stocks are selling at only 1.05 times their five-year historical growth rates compared to 3.01 times for the S&P 500 and at only 0.93 times their projected reinvestment rates compared to 4.16 times for the S&P 500.

March 31, 2003        CHASE GROWTH FUND STOCKS VS. S&P 500

                                      Chase Growth Fund Stocks       S&P 500
                                      ------------------------       -------
Last 5 Year Earnings Growth*                   20%                     7%
Return on Equity                               28%                    12%
Reinvestment Rate                              22%                     5%
Debt/Total Capital                             22%                    40%
Weighted Avg. Cap. (Billion)                  35.7                   76.6
Weighted Avg. Beta (Volatility)               0.94                   1.00
Price/Earnings Estimated 2002                 20.6                   21.7

Source: Chase Investment Counsel Corporation. This information is based on certain assumptions and historical data and is not a prediction of future results for the Fund or companies held in the Fund's portfolio. *CICC normalized reported earnings, S&P 500 normalized operating earnings; S&P 500 reported earnings growth -1.8%.

March 31, 2003              FUNDAMENTALS AND RATIOS

                         Chase Growth Fund         1.05
                         Russell 1000 Growth       1.50
                         S&P 500                   3.01
                       P/E TO FIVE-YEAR HISTORICAL GROWTH

                         Chase Growth Fund         0.93
                         Russell 1000 Growth       1.07
                         S&P 500                   4.16
                       P/E TO PROJECTED REINVESTMENT RATE

  During this past fiscal year we continued to underweight technology stocks. On March 31, 2003 that sector comprised just 6% of our portfolio, compared with only 4.6% a year earlier. We continued to emphasize more reasonably priced, good quality growth stocks, which we believed would have better defensive characteristics. Our stock selections, with the help of an average 16.6%+/- in cash equivalents, resulted in much less of a decline -15.63% last year than the -27.38% experienced by the Lipper Large-Cap Growth Fund Index.

  As of early May the economy continues to struggle. The March Purchasing Managers Index (now called ISM) declined to 46.2%, the lowest level in over a year and one consistent with economic contraction. Maybe widespread snowstorms and the effect of the Iraq war were temporary depressants, but it could be the harbinger of stagflation. Most major economies remain weak and are experiencing stiff global competition due to the Internet and worldwide excess capacity. For instance, March U.S. Capacity Utilization was only 74.8%. The recent U.S. recession has been the mildest since World War II, but with little pent up demand, and businesses, as well as individuals, heavily in debt, it is likely that earnings recovery for many companies will be disappointing. The harsh winter, with higher energy prices, and a weak dollar took a significant bite out of discretionary consumer purchases.

  Through March investor psychology was deteriorating, but after an estimated
$9 billion net inflow into U.S. focus equity funds in April, year-to-date through April 30th, net outflow was only $1 billion. That compared with $43 billion net inflow YTD in 2002. The best long-term road map we have for the stock market is shown on the accompanying chart. Growth Fund Guide has combined the Four Year Presidential Cycle with the Ten Year Cycle. It suggests that we should have an important low this year from which a sustainable recovery would be consistent with past cycles. So far, the October 2002 lows in the major equity indexes have held. Two days in the first quarter qualified as "90% down days" evidencing substantial capitulation/panic selling. We had been expecting a more climactic panic bottom. On average during the last 70 years that has involved six 90% Downside Days. However, this is the type of market action we have been waiting to see before we'd have any confidence that we had reached a meaningful intermediate term low. We are mindful of the fact that since 1914, the average rise from the 22 mid-term election year lows (Dow 7,286 on 10/2/02) to the next year highs has averaged 50%! With a number of technical indicators improving and selling pressure declining as buying returns, the market seems to finally be building a base for a sustainable rising cyclical trend.

                            GROWTH FUND GUIDE CHART

Growth Fund Guide's Predictive Chart
combines the Four Year Presidential Cycle and the Ten Year Cycle.

     Month         Value
     -----         -----
    Jan-81        10.008
    Feb-81        10.060
    Mar-81        10.270
    Apr-81        10.450
    May-81        10.340
    Jun-81        10.360
    Jul-81        10.370
    Aug-81        10.400
    Sep-81        10.230
    Oct-81        10.050
    Nov-81        10.200
    Dec-81        10.260
    Jan-82        10.120
    Feb-82        10.220
    Mar-82        10.240
    Apr-82        10.080
    May-82        10.070
    Jun-82         9.760
    Jul-82        10.140
    Aug-82        10.320
    Sep-82        10.130
    Oct-82        10.200
    Nov-82        10.280
    Dec-82        10.600
    Jan-83        10.870
    Feb-83        11.100
    Mar-83        11.190
    Apr-83        11.280
    May-83        11.270
    Jun-83        10.890
    Jul-83        10.290
    Aug-83        10.740
    Sep-83        10.290
    Oct-83        10.320
    Nov-83        10.210
    Dec-83        10.730
    Jan-84        10.980
    Feb-84        10.840
    Mar-84        10.910
    Apr-84        10.760
    May-84        10.850
    Jun-84        11.260
    Jul-84        11.590
    Aug-84        11.780
    Sep-84        12.010
    Oct-84        12.350
    Nov-84        13.030
    Dec-84        13.290
    Jan-85        13.580
    Feb-85        13.900
    Mar-85        13.770
    Apr-85        14.070
    May-85        14.330
    Jun-85        14.220
    Jul-85        14.520
    Aug-85        14.970
    Sep-85        15.410
    Oct-85        16.080
    Nov-85        16.280
    Dec-85        16.840
    Jan-86        17.390
    Feb-86        16.570
    Mar-86        16.410
    Apr-86        16.420
    May-86        16.460
    Jun-86        16.240
    Jul-86        16.510
    Aug-86        16.090
    Sep-86        15.580
    Oct-86        15.410
    Nov-86        15.600
    Dec-86        15.720
    Jan-87        15.990
    Feb-87        16.000
    Mar-87        15.570
    Apr-87        15.880
    May-87        15.560
    Jun-87        15.740
    Jul-87        16.390
    Aug-87        16.100
    Sep-87        16.090
    Oct-87        15.140
    Nov-87        15.470
    Dec-87        15.740
    Jan-88        15.600
    Feb-88        15.150
    Mar-88        16.170
    Apr-88        16.680
    May-88        17.210
    Jun-88        16.990
    Jul-88        17.300
    Aug-88        18.090
    Sep-88        17.940
    Oct-88        18.670
    Nov-88        19.430
    Dec-88        19.450
    Jan-89        19.670
    Feb-89        19.160
    Mar-89        19.550
    Apr-89        19.840
    May-89        19.480
    Jun-89        19.720
    Jul-89        20.090
    Aug-89        20.830
    Sep-89        20.390
    Oct-89        19.790
    Nov-89        18.780
    Dec-89        19.260
    Jan-90        18.980
    Feb-90        19.280
    Mar-90        19.570
    Apr-90        19.150
    May-90        19.050
    Jun-90        17.500
    Jul-90        17.730
    Aug-90        18.380
    Sep-90        17.890
    Oct-90        17.640
    Nov-90        17.800
    Dec-90        17.680
    Jan-91        18.370
    Feb-91        19.090
    Mar-91        18.620
    Apr-91        18.470
    May-91        17.540
    Jun-91        18.110
    Jul-91        17.780
    Aug-91        17.980
    Sep-91        16.400
    Oct-91        16.380
    Nov-91        16.160
    Dec-91        15.910
    Jan-92        15.840
    Feb-92        16.130
    Mar-92        16.270
    Apr-92        15.290
    May-92        14.520
    Jun-92        14.520
    Jul-92        15.500
    Aug-92        17.030
    Sep-92        16.940
    Oct-92        16.200
    Nov-92        16.360
    Dec-92        16.580
    Jan-93        16.340
    Feb-93        15.610
    Mar-93        15.940
    Apr-93        17.240
    May-93        17.680
    Jun-93        17.870
    Jul-93        18.040
    Aug-93        18.390
    Sep-93        18.430
    Oct-93        18.450
    Nov-93        18.280
    Dec-93        18.680
    Jan-94        19.490
    Feb-94        19.630
    Mar-94        19.630
    Apr-94        19.700
    May-94        19.460
    Jun-94        19.580
    Jul-94        18.570
    Aug-94        18.030
    Sep-94        17.830
    Oct-94        18.300
    Nov-94        19.100
    Dec-94        19.350
    Jan-95        20.210
    Feb-95        20.360
    Mar-95        20.970
    Apr-95        22.940
    May-95        23.380
    Jun-95        24.950
    Jul-95        25.700
    Aug-95        26.360
    Sep-95        26.980
    Oct-95        27.970
    Nov-95        28.800
    Dec-95        29.080
    Jan-96        29.510
    Feb-96        29.860
    Mar-96        30.890
    Apr-96        30.120
    May-96        29.930
    Jun-96        30.430
    Jul-96        31.010
    Aug-96        31.020
    Sep-96        31.700
    Oct-96        32.150
    Nov-96        32.270
    Dec-96        32.230
    Jan-97        32.180
    Feb-97        31.530
    Mar-97        31.440
    Apr-97        31.120
    May-97        31.500
    Jun-97        31.970
    Jul-97        32.740
    Aug-97        32.280
    Sep-97        30.550
    Oct-97        28.580
    Nov-97        27.840
    Dec-97        27.920
    Jan-98        28.210
    Feb-98        27.850
    Mar-98        26.390
    Apr-98        27.840
    May-98        28.620
    Jun-98        30.380
    Jul-98        31.430
    Aug-98        32.360
    Sep-98        32.080
    Oct-98        32.430
    Nov-98        32.450
    Dec-98        33.470
    Jan-99        33.690
    Feb-99        34.330
    Mar-99        35.150
    Apr-99        35.710
    May-99        36.330
    Jun-99        36.300
    Jul-99        37.730
    Aug-99        37.530
    Sep-99        38.350
    Oct-99        38.690
    Nov-99        37.650
    Dec-99        37.590
    Jan-00        36.820
    Feb-00        35.720
    Mar-00        36.120
    Apr-00        35.120
    May-00        33.800
    Jun-00        33.860
    Jul-00        34.310
    Aug-00        34.640
    Sep-00        33.630
    Oct-00        34.430
    Nov-00        35.110
    Dec-00        35.580
    Jan-01        35.488
    Feb-01        35.850
    Mar-01        36.653
    Apr-01        37.115
    May-01        36.773
    Jun-01        36.714
    Jul-01        36.546
    Aug-01        36.100
    Sep-01        35.356
    Oct-01        34.882
    Nov-01        35.594
    Dec-01        35.665
    Jan-02        35.237
    Feb-02        35.138
    Mar-02        35.188
    Apr-02        34.962
    May-02        34.739
    Jun-02        33.835
    Jul-02        34.864
    Aug-02        36.154
    Sep-02        35.586
    Oct-02        36.540
    Nov-02        37.103
    Dec-02        38.090
    Jan-03        39.065
    Feb-03        40.026
    Mar-03        40.394
    Apr-03        41.105
    May-03        40.916
    Jun-03        39.934
    Jul-03        38.025
    Aug-03        39.478
    Sep-03        38.262
    Oct-03        38.292
    Nov-03        38.269
    Dec-03        39.754
    Jan-04        40.223
    Feb-04        39.379
    Mar-04        39.662
    Apr-04        39.266
    May-04        39.101
    Jun-04        40.469
    Jul-04        41.287
    Aug-04        42.657
    Sep-04        43.195
    Oct-04        44.067
    Nov-04        45.892
    Dec-04        46.800
    Jan-05        48.214
    Feb-05        49.111
    Mar-05        48.619
    Apr-05        49.397
    May-05        50.563
    Jun-05        50.391
    Jul-05        51.349
    Aug-05        52.530
    Sep-05        53.717
    Oct-05        55.951
    Nov-05        57.294
    Dec-05        59.472
    Jan-06        61.184
    Feb-06        59.961
    Mar-06        60.284
    Apr-06        60.079
    May-06        60.800
    Jun-06        60.277
    Jul-06        60.446
    Aug-06        59.854
    Sep-06        57.591
    Oct-06        57.776
    Nov-06        58.573
    Dec-06        58.842
    Jan-07        61.255
    Feb-07        61.659
    Mar-07        60.808
    Apr-07        61.648
    May-07        62.597
    Jun-07        63.874
    Jul-07        66.774
    Aug-07        66.280
    Sep-07        65.935
    Oct-07        59.777
    Nov-07        59.836
    Dec-07        61.368
    Jan-08        61.049
    Feb-08        60.353
    Mar-08        63.117
    Apr-08        64.986
    May-08        66.623
    Jun-08        66.650
    Jul-08        67.543
    Aug-08        69.407
    Sep-08        69.490
    Oct-08        71.992
    Nov-08        74.123
    Dec-08        74.568
    Jan-09        76.447
    Feb-09        74.306
    Mar-09        75.748
    Apr-09        77.460
    May-09        76.747
    Jun-09        77.238
    Jul-09        79.803
    Aug-09        82.628
    Sep-09        80.942
    Oct-09        78.757
    Nov-09        75.937
    Dec-09        77.745
    Jan-10        75.910
    Feb-10        77.064
    Mar-10        78.451
    Apr-10        76.803
    May-10        77.771
    Jun-10        72.731
    Jul-10        73.604
    Aug-10        74.311
    Sep-10        71.799
    Oct-10        70.952
    Nov-10        72.144
    Dec-10        72.187

Source:
GROWTH FUND GUIDE,
January 2003 (VOL. 35, NO. 7)
Growth Fund Research Building
P.O. Box 6600
Rapid City, SD  57709

  Valuations are still high. On March 31st, Ned Davis Research estimated total common stock market capitalization stood at 88.2% of nominal GDP. While that is down 49% from its March 2000 mania peak of 171.5%, it is still very high compared to ratios of 86.5% and 79.2% respectively at the 1929 and 1973 peaks. Moreover, there is still too much bullishness/complacency. For instance, mutual funds are still fully invested with only 4.2% in reserves compared with 10% to 12% at major bottoms since 1965. On April 30th Merrill Lynch's survey of Wall Street strategists showed that on average they were recommending 65.3% in equities, close to their record highs. Intelligent Investors survey of 90 advisory services indicates Bearish advisers only exceeded Bullish ones for 2 Weeks compared to about 20 or more at previous major bottoms. By May 7th Bullish advisory services were up to 55.8%, Bears down to 24.4% quite overbought for that indicator.

  We believe our investment strategy with a well defined investment process that involves significant valuation and technical parameters seeking attractive growth stocks at reasonable prices will continue to perform relatively well. However, when low quality, severely depressed stocks lead a recovery, as they did in the fourth quarter of 2002 and in April of 2003, our fund will under perform. We do not like speculating on low quality, depressed stocks with little or no earnings visibility. We emphasize good quality growth stocks. To us this is a sounder long term strategy than buying so called "value" stocks with little or no growth, many of which face particularly rough competition and earnings difficulties during this sluggish cyclical recovery. Although we are in a volatile Buy and Sell market as opposed to a Buy and Hold one, we believe our investment process will continue to provide relatively good results as it has over numerous previous market cycles.

  Chase Investment Counsel Corp. now manages $2 billion for clients in 30 states. The Chase Growth Fund is managed by the same investment team headed by David Scott and myself that manage our large separate accounts. As a moderate size firm, we have much more flexibility in buying and selling large and mid-cap stocks without a significant market impact. We remain tax sensitive and expect no taxable capital gains distributions this year.

  As the largest individual shareholder I assure you that we will be working very hard to find, analyze and invest in relatively attractive stocks. The officers and employees of Chase Investment Counsel Corp., most of whom are fellow shareholders, appreciate your confidence and we look forward to a long investment relationship together. Although we have already eliminated Fox Entertainment Group, listed below are the 10 largest holdings as of March 31, 2003.

                                TOP 10 HOLDINGS
                                (alphabetically)
               AFLAC Inc.                    Fox Entertainment Group
               Amgen                         Johnson & Johnson
               Avon Products Inc.            Procter & Gamble
               Bed Bath & Beyond             SLM Corporation
               Forest Labs                   Vodafone Grp Plc ADR

/s/Derwood S. Chase, Jr.

Derwood S. Chase, Jr., President
Chase Investment Counsel Corporation

As of March 31, 2003, the Chase Growth Fund returned 2.36% and 4.82% for the 5-year and since inception (December 2, 1997) periods, respectively. As of March 31, 2003, the S&P 500 returned -3.77% and -1.16% for the 5-year and since inception (December 2, 1997) periods, respectively. As of March 31, 2003, the Russell 1000 Growth Index returned -6.71% and -3.88% for the 5-year and since inception (December 2, 1997) periods, respectively. As of March 31, 2003, the Lipper Large-Cap Growth Index returned -7.03% and -4.23% for the 5-year and since inception (December 2, 1997) periods, respectively.

Performance Figures of the fund and indexes referenced represent past performance and are not indicative of future performance of the fund or the indexes. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. The Russell 1000 Growth and S&P 500 Indexes are unmanaged indexes commonly used to measure performance of U.S. stocks. The Lipper Large-Cap Growth Fund Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Indexes do not incur expenses and are not available for investment.

Sector allocations and fund holdings are subject to change and are not recommendations to buy or sell any security. Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Ranking for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. Please note this fund does not have any sales charges.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2003 (UNAUDITED)

   Shares      COMMON STOCKS: 80.57%                              Market Value
   ------      ---------------------                              ------------
               BEVERAGE:  2.53%
     38,300    Anheuser-Busch Companies, Inc.                      $ 1,785,163
                                                                   -----------

               BIOTECHNOLOGY:  4.23%
     51,800    Amgen, Inc. *<F1>                                     2,981,090
                                                                   -----------

               BROADCAST MEDIA: 3.03%
     80,100    Fox Entertainment Group, Inc. *<F1>                   2,136,267
                                                                   -----------

               BUILDING:  1.33%
     17,200    Centex Corp.                                            934,992
                                                                   -----------

               CHEMICALS - SPECIALTY:  1.89%
     27,000    Ecolab, Inc.                                          1,331,910
                                                                   -----------

               COMPUTER - PERIPHERALS:  1.79%
     18,800    Lexmark International, Inc. *<F1>                     1,258,660
                                                                   -----------

               COMPUTER SOFTWARE & SERVICES:  1.88%
     30,000    Affiliated Computer Services, Inc. - Class A *<F1>    1,327,800
                                                                   -----------

               DRUGS - GENERIC:  2.59%
     43,800    Teva Pharmaceutical Industries, Ltd. #<F2>            1,824,270
                                                                   -----------

               DRUGS - PROPRIETARY:  5.54%
     40,800    Forest Laboratories, Inc. *<F1>                       2,201,976
     31,100    Merck & Co., Inc.                                     1,703,658
                                                                   -----------
                                                                     3,905,634
                                                                   -----------

               ENERGY/OIL/GAS/COAL:  4.75%
     38,300    Anadarko Petroleum Corp.                              1,742,650
     91,600    Suncor Energy, Inc.                                   1,600,252
                                                                   -----------
                                                                     3,342,902
                                                                   -----------

               ENERGY/OIL SERVICE:  0.73%
     16,300    Noble Corp. *<F1>                                       512,146
                                                                   -----------

               FINANCE/BANKS:  5.55%
     17,200    First Tennessee National Corp.                          683,012
     20,600    Golden West Financial Corp.                           1,481,758
     18,500    New York Community Bancorp, Inc.                        551,300
     26,600    Wells Fargo & Co.                                     1,196,734
                                                                   -----------
                                                                     3,912,804
                                                                   -----------

               FINANCIAL SERVICES - DIVERSIFIED:  3.32%
     21,100    SLM Corp.                                             2,340,412
                                                                   -----------

               FINANCIAL SERVICES - MORTGAGE RELATED:  2.29%
     28,100    Countrywide Financial Corp.                           1,615,750
                                                                   -----------

               FOOD:  1.99%
     55,200    Sysco Corp.                                           1,404,288
                                                                   -----------

               GAMING AND LODGING:  2.48%
     21,300    International Game Technology *<F1>                   1,744,470
                                                                   -----------

               HEALTH CARE BENEFITS:  2.58%
     13,700    UnitedHealth Group, Inc.                              1,255,879
      7,300    WellPoint Health Networks, Inc. *<F1>                   560,275
                                                                   -----------
                                                                     1,816,154
                                                                   -----------

               HEALTH CARE PRODUCTS:  2.76%
     33,600    Johnson & Johnson                                     1,944,432
                                                                   -----------

               HOUSEHOLD PRODUCTS:  3.16%
     25,000    The Procter & Gamble Co.                              2,226,250
                                                                   -----------

               INFORMATION SERVICES:  2.32%
     44,100    First Data Corp.                                      1,632,141
                                                                   -----------

               INSURANCE - LIFE:  3.34%
     73,500    AFLAC, Inc.                                           2,355,675
                                                                   -----------

               INSURANCE - PROPERTY/CASUALTY/TITLE:  0.91%
     18,800    Fidelity National Financial, Inc.                       642,020
                                                                   -----------

               MEDIA & ADVERTISING:  2.45%
     24,500    Gannett Co., Inc.                                     1,725,535
                                                                   -----------

               MEDICAL SUPPLIES & EQUIPMENT:  4.25%
     15,700    Lincare Holdings, Inc. *<F1>                            481,833
     33,700    Medtronic, Inc.                                       1,520,544
     14,400    Stryker Corp.                                           988,560
                                                                   -----------
                                                                     2,990,937
                                                                   -----------

               PERSONAL CARE:  2.79%
     34,400    Avon Products, Inc.                                   1,962,520
                                                                   -----------

               RETAIL - APPAREL:  0.93%
     17,000    Coach, Inc. *<F1>                                       651,610
                                                                   -----------

               RETAIL - SPECIALTY:  4.48%
     55,100    Bed Bath & Beyond, Inc. *<F1>                         1,903,154
     68,400    Staples, Inc. *<F1>                                   1,253,772
                                                                   -----------
                                                                     3,156,926
                                                                   -----------

               SERVICE COMPANIES:  2.07%
     29,200    Apollo Group, Inc. - Class A *<F1>                    1,457,080
                                                                   -----------

               TELECOMMUNICATIONS SERVICES:  2.61%
    100,900    Vodafone Group Plc #<F2>                              1,838,398
                                                                   -----------

               Total Common Stocks (Cost $55,256,210)               56,758,236
                                                                   -----------

 Principal
  Amount       U.S. GOVERNMENT AGENCY: 4.51%
  ---------    -----------------------------
               FEDERAL HOME LOAN BANK
 $2,000,000    4.375%, 02/15/05                                      2,099,468
  1,000,000    5.080%, 10/14/05                                      1,077,153
                                                                   -----------
               Total U.S. Government Agency (Cost $3,007,361)        3,176,621
                                                                   -----------

Shares/Principal
     Amount    SHORT-TERM INVESTMENTS: 14.95%
-------------  ------------------------------
  7,549,552    Federated Cash Trust Treasury Money Market
                 (Cost $7,549,552)                                   7,549,552
  3,000,000    U.S. Treasury Bill (Cost $2,986,090)                  2,985,843
                                                                   -----------
               Total Short-Term Investments (Cost $10,535,642)      10,535,395
                                                                   -----------

               Total Investments in Securities
                 (Cost $68,799,213): 100.03%                        70,470,252
               Liabilities in Excess of Other Assets :  (0.03%)        (19,540)
                                                                   -----------
               Net Assets:  100.00%                                $70,450,712
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
#<F2>  American Depository Receipt.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2003 (UNAUDITED)

ASSETS
   Investments in securities, at value
   (identified cost $68,799,213)                                   $70,470,252
   Receivables
   Securities sold                                                   1,312,812
   Fund shares issued                                                  403,733
   Dividends and interest                                               64,788
   Prepaid expenses                                                      9,927
                                                                   -----------
        Total assets                                                72,261,512
                                                                   -----------

LIABILITIES
   Payables
   Securities purchased                                              1,648,692
   Fund shares redeemed                                                 82,396
   Due to Advisor                                                       59,950
   Due to Custodian                                                      3,617
   Accrued expenses                                                     16,145
                                                                   -----------
        Total liabilities                                            1,810,800
                                                                   -----------
NET ASSETS                                                         $70,450,712
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   [$70,450,712 / 5,581,467 shares outstanding;
   unlimited number of shares (par value $0.01) authorized]        $     12.62
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $79,283,229
   Accumulated net realized loss on investments                    (10,503,556)
   Net unrealized appreciation on investments                        1,671,039
                                                                   -----------
   Net assets                                                      $70,450,712
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

INVESTMENT INCOME
   Income
       Dividends (net of withholding tax of $1,488)                $   194,484
       Interest                                                         91,096
                                                                   -----------
           Total income                                                285,580
                                                                   -----------

   Expenses
       Advisory fees (Note 3)                                          309,320
       Administration fees (Note 3)                                     58,863
       Transfer agent fees                                              16,372
       Fund accounting fees                                             14,871
       Registration fees                                                 9,443
       Audit fees                                                        9,230
       Custody fees                                                      8,055
       Legal fees                                                        4,668
       Printing and mailing fees                                         3,652
       Directors fees                                                    3,207
       Miscellaneous                                                     1,812
       Insurance fees                                                    1,754
                                                                   -----------
           Total expenses                                              441,247
           Add: Expense recoupment by Advisor (Note 3)                  16,547
                                                                   -----------
           Net expenses                                                457,794
                                                                   -----------
           NET INVESTMENT LOSS                                        (172,214)
                                                                   -----------

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
   Net realized loss from security transactions                     (4,366,121)
   Net change in unrealized appreciation on investments              1,028,464
                                                                   -----------
   Net realized and unrealized loss on investments                  (3,337,657)
                                                                   -----------
           NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS    $(3,509,871)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Six Months          Year
                                                                       Ended             Ended
                                                                   March 31, 2003   Sept. 30, 2002
                                                                    (Unaudited)
                                                                   --------------   --------------
NET DECREASE IN NET ASSETS FROM
OPERATIONS
   Net investment loss                                               $  (172,214)     $  (132,450)
   Net realized loss on security transactions                         (4,366,121)      (3,672,556)
   Net change in unrealized appreciation on investments                1,028,464          378,745
                                                                     -----------      -----------
       NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           (3,509,871)      (3,426,261)
                                                                     -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                      --          (93,602)
   Net realized gain on security transactions                                --                --
                                                                     -----------      -----------
       TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                     --           (93,602)
                                                                     -----------      -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived from net change
   in outstanding shares (a)<F3>                                      23,157,544       20,400,438
                                                                     -----------      -----------
       Total increase in net assets                                   19,647,673       16,880,575

NET ASSETS
Beginning of period                                                   50,803,039       33,922,464
                                                                     -----------      -----------
END OF PERIOD                                                        $70,450,712      $50,803,039
                                                                     -----------      -----------
                                                                     -----------      -----------

(a)<F3> A summary of share transactions is as follows:

                                               Six Months Ended                              Year
                                                March 31, 2003                               Ended
                                                  (Unaudited)                         September 30, 2002
                                         -----------------------------           -----------------------------
                                          Shares        Paid in Capital           Shares        Paid in Capital
Shares sold                              2,629,492         $34,345,428           1,704,838         $24,117,264
Shares issued on reinvestments
  of distributions                             --                  --                6,122              88,765
Shares redeemed*<F4>                      (871,171)        (11,187,884)           (271,112)         (3,805,591)
                                         ---------         -----------           ---------         -----------
Net increase                             1,758,321         $23,157,544           1,439,848         $20,400,438
                                         ---------         -----------           ---------         -----------
                                         ---------         -----------           ---------         -----------
*<F4>  Net of redemption fees of                           $       228                             $         0
                                                           -----------                             -----------
                                                           -----------                             -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                           Six Months
                                              Ended          Year          Year          Year           Year
                                            Mar. 31,        Ended          Ended         Ended         Ended    Dec. 2, 1997*<F5>
                                              2003        Sept. 30,      Sept. 30,     Sept. 30,     Sept. 30,       through
                                           (Unaudited)       2002          2001          2000           1999     Sept. 30, 1998
                                           ----------     ---------      ---------     ---------     ---------   --------------
Net asset value,
  beginning of period                        $13.29         $14.23        $17.69        $13.66         $10.68        $10.00
                                             ------         ------        ------        ------         ------        ------

Income from investment operations:
   Net investment income / (loss)             (0.03)         (0.05)#<F6>    0.05         (0.01)         (0.05)        (0.01)
   Net realized and unrealized
     gain / (loss) on investments             (0.64)         (0.85)        (3.28)         4.04           3.03          0.70
                                             ------         ------        ------        ------         ------        ------
Total from investment operations              (0.67)         (0.90)        (3.23)         4.03           2.98          0.69
                                             ------         ------        ------        ------         ------        ------

Less distributions:
   From net investment income                    --          (0.04)        (0.01)           --             --         (0.01)
   From net realized gain                        --             --         (0.22)           --             --            --
                                             ------         ------        ------        ------         ------        ------
Total distributions                              --          (0.04)        (0.23)           --             --         (0.01)
                                             ------         ------        ------        ------         ------        ------

Net asset value, end of period               $12.62         $13.29        $14.23        $17.69         $13.66        $10.68
                                             ------         ------        ------        ------         ------        ------
                                             ------         ------        ------        ------         ------        ------

TOTAL RETURN                                 (5.04%)++<F8>  (6.36%)      (18.47%)       29.50%         27.90%         6.91%++<F8>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (thousands)                        $70,451        $50,803       $33,922       $23,131         $9,140        $4,010

Ratio of expenses to average net assets:
   Before expense reimbursement               1.48%+<F7>     1.53%         1.57%         1.70%          2.37%         3.98%+<F7>
   After expense reimbursement                1.48%+<F7>     1.48%         1.48%         1.48%          1.48%         1.47%+<F7>
Ratio of net investment
  income (loss) to average net assets:
   After expense reimbursement               (0.56%)+<F7>   (0.32%)        0.34%        (0.06%)        (0.59%)       (0.17%)+<F7>

Portfolio turnover rate                      83.28%         96.06%        94.84%        73.94%         62.49%        54.49%

*<F5>  Commencement of operations.
#<F6>  Based on average shares outstanding.
+<F7>  Annualized.
++<F8>  Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 2003 (UNAUDITED)

NOTE 1 - ORGANIZATION

    The Chase Growth Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is growth of capital and it intends to achieve its objective by investing primarily in common stocks of domestic companies with large market capitalizations of $10 billion and above. The Fund began operations on December 2, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

    B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded
        on the ex-dividend date.   The amount of dividends and distributions to
        shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

    D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For the six months ended March 31, 2003, Chase Investment Counsel Corporation (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended March 31, 2003, the Fund incurred $309,320 in Advisory Fees.

    The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay the Fund's operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.48% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the six months ended March 31, 2003, the Advisor recouped $16,547 of such expenses it previously reimbursed to the Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $187,168 at March 31, 2003. Cumulative expenses subject to recapture expire as follows:

                         Year                   Amount
                         ----                   ------
                         2003                  $103,742
                         2004                  $ 60,594
                         2005                  $ 22,832

    U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

    Fund asset level                          Fee rate
    ----------------                          --------
    Less than $15 million                     $30,000
    $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
    More than $150 million                    0.05% of average daily net assets

    Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Fund are also officers of the Administrator and the Distributor.

NOTE 4 - SECURITIES TRANSACTIONS

    For the six months ended March 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $63,643,393 and $45,972,786, respectively.

NOTE 5 - INCOME TAXES

    As of March 31, 2003, the components of net assets on a tax basis were as follows:

    Cost of investments                                            $68,799,213
                                                                   -----------
                                                                   -----------
    Gross tax unrealized appreciation                              $ 3,484,737
    Gross tax unrealized depreciation                               (1,813,698)
                                                                   -----------
    Net unrealized appreciation                                    $ 1,671,039
                                                                   -----------
    Capital loss carryforward expiring 2010                        $(3,440,852)
                                                                   -----------
                                                                   -----------

    Net investment loss differs for financial statement and tax purposes due to differing treatments of net operating losses.

                                    ADVISOR
                      Chase Investment Counsel Corporation
                         300 Preston Avenue, Suite 403
                         Charlottesville, VA 22902-5091

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                 TRANSFER AGENT
                          Fund Services, Incorporated
                         1500 Forest Avenue, Suite 111
                              Richmond, VA  23229

                                   CUSTODIAN
                                U.S. Bank, N.A.
                           425 Walnut Street M/L 6118
                              Cincinnati, OH 45202

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-888-861-7556.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.